Derivative Warrant Liabilities (Details) - USD ($)				3 Months Ended
	Dec. 27, 2024	Dec. 16, 2024	Jan. 21, 2024	Jan. 31, 2025	Jan. 31, 2024	Jan. 16, 2024	Sep. 18, 2023	Apr. 06, 2023
Derivative Warrant Liabilities [Line Items]
Changes in fair value of derivative warrant liabilities (in Dollars)				$ 514,750	$ 155,143
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued	327,765	15,156						4,505,718
Exercise price (in Dollars per share)			$ 1.077
Convertible common shares (in Dollars per share)			0.724
Warrants exercised common share	94,419	10,969
Gross proceeds (in Dollars)		$ 11,821
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued	205,000						7,500,000
Exercise price (in Dollars per share)			1.077
Convertible common shares (in Dollars per share)			$ 0.288
Warrants exercised common share	205,000
Gross proceeds (in Dollars)	$ 101,755
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued						1,500,000
Exercise price (in Dollars per share)						$ 1.6
Gross proceeds (in Dollars)	$ 328,000